Intangible Asset Net (Table)	3 Months Ended
Mar. 31, 2017
Intangible Asset Net Table
Intangible Asset, Net

For the years ended December 31, 2016 and 2015 and three-month period ended March 31, 2017, the changes in cost and accumulated amortization for intangible asset were as follows:

	Satellite System software	Accumulated amortization	Net
January 1, 2015	$-	$-	$-
Addition	4,950,000	82,500	4,867,500
December 31, 2015	4,950,000	82,500	4,867,500
Addition	-	495,000	(495,000)
December 31, 2016	4,950,000	577,500	4,372,500
Addition	-	123,750	(123,750)
March 31, 2017 (Unaudited)	$4,950,000	$701,250	$4,248,750